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May 10, 2005	www.cooley.com	415 693-2000

VIA EDGAR, FAX AND FEDERAL EXPRESS	JAMES C. PENNINGTON
(858) 550-6029
United States Securities and Exchange Commission	jpennington@cooley.com
Division of Corporation Finance 450 Fifth Street, N.W. Mail Stop 03-06 Washington, D.C. 20549 Attention: Eduardo Aleman, Esq. David Ritenour, Esq.

Re:	CryoCor, Inc.

Registration Statement on Form S-1 (File No. 333-123841)

Amendment No. 1

Dear Messrs. Aleman and Ritenour:

On behalf of our client, CryoCor, Inc. (the “Company”), enclosed please find supplementary materials provided in response to comments 5, 28, 29 and 30 of your letter dated May 4, 2005 containing the Staff’s comments with respect to the above-referenced Registration Statement on Form S-1.

Registration Statement on Form S-1

5. Please provide supplemental support for the statistics cited in the Summary and Business sections relating to, among other things, the number of individuals in the United States afflicted by either AF or AFL, the number of new cases, and the amount spent annually in disease-related healthcare costs.

The chart below summarizes, with respect to various estimates, statistics and other figures contained in the Registration Statement, the following information: (i) the page number on which such estimate, statistic or other figure is set forth, (ii) the specific statement contained in the Registration Statement relating to such estimate, statistic or other figure and (iii) the identity of the source for such estimate, statistic or figure (and if based on the Company’s own estimate, the Company has provided an explanation of how it arrived at such estimate). Copies of the requested third-party sources are provided supplementally with this letter, tabbed to correspond to the tab numbers listed in the below chart and marked to highlight the relevant supporting information.

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
1	2,47,51	“…there are estimated to be 200,000 new cases of AFL reported each year in the United States.”	Journal of the American College of Cardiology (Vol. 36, No. 7, 2000) Incidence and Predictors of Atrial Flutter in the General Population (Grenada)

2	2,47,51	“Approximately 2.3 million people in the United States and six million people worldwide currently have AF…”	Medscape from WebMD. http://www.medscape.com/viewarticle/433544

3	51	“At the time of initial diagnosis, approximately 90% of AF patients are classified as paroxysmal.”	NCBI: PubMed (National Library of Medicine) http://www.ncbi.nlm.nih.gov

4	54	“Serious complications of RF ablation for the treatment of AF include the following… Nerve Damage…”

Heart. 1998 Jun; 79(6):616-8.

Atrioventricular block occurring several months after radiofrequency ablation for the treatment of atrioventricular nodal re-entrant tachycardia (Elhag O, Miller HC.)

Techniques for Curative Treatment of Atrial Fibrillation (Meleze Hocini, M.D.)

5	2,47,51	“…people afflicted with this condition [AF] are at six times greater risk of stroke… as compared to the normal population”	National Institute of Neurological Disorders and Stroke Website Preventing Stroke: The Choice Between Aspirin and Warfarin http://accessible .ninds.nih.gov

5	50	“AF causes approximately 80,000 strokes each year in the United States.”	[Same as above]

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
6	2,47,51	“AF is the leading cause of stroke among the elderly…”	Northeast Medical Center Blood-Thinning Therapy Cuts Stroke Risk (October 2003) http://www.northeastmedical.org

6	51	“AF becomes more prevalent with increasing age…”	[Same as above]

7	2,47	“…it [AF] has been estimated to account for more than $9 billion annually…”	The American Journal of Managed Care, Vol. 10, No. 14, SUP. An Economic Model of Stroke in Atrial Fibrillation: The Cost of Suboptimal Oral Anticoagulation (J. Jaime Caro, MDCM, FRCPC, FACP)

7	51	“Each year, billions of dollars are spent in the United States for healthcare expenditures related to AF.”	[Same as above]

7	52	“Approximately 40% of paroxysmal AF patients receive warfarin oral anticoagulation therapy.”	[Same as above]

8	52	“Amiodarone…has an efficacy of 55% after five years of therapy… However, for patients with paroxysmal arrhythmias… [Amiodarone has] an efficacy of 43% after five years of therapy.”

Arrhythmias and Conduction Disturbances/Amiodarone in Atrial Fibrillations/Flutter

Long-Term Efficacy of Amiodarone for the Maintenance of Normal Sinus Rhythm in Patients With Refractory Atrial Fibrillation or Flutter (Sung H. Chun)

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
9	52	“…rhythm control drugs used for AF and AFL, excluding amiodarone, have efficacy estimated at 30% to 50%, respectively, at one to two years of follow-up…”	Medscape from WebMD Modern Trends in the Management of Atrial Fibrillation (Anil K. Bhandari, MD) http://www.medscape.com/viewarticle/ 460051

10	52	“…amiodarone is the most widely prescribed rhythm control drug…”

Medscape from WebMD

New Antiarrhythmic Agents for Atrial Fibrillation and Atrial Flutter: United States Drug Market Response as an Indicator of Acceptance (Nancy M. Allen LaPointe)

http://www.medscape.com/viewarticle/462705

11	55	“Clinical data…conducted using our cryoablation system and covering… 22 patients showed that… 82% of those patients… reported relief from clinical symptoms of AF at follow-up intervals between six and 12 months.”	PACE, Vol. 28 (January 2005) Transvenous Catheter Cryoablation for Treatment of Atrial Fibrillation: Results of a Feasibility Study (Robert H. Hoyt)

12	53	“…yet [Cox-MAZE] is effective in over 90% of patients at preventing the initiation and perpetuation of AF…”	PACE, Vol. 27 (February 2004) Cardiac Surgery for Arrhythmias (James L. Cox)

12	53	“Notwithstanding its effectiveness, over the 13-year period ending in July 2000, the Cox-MAZE procedure was used to treat only approximately 350 patients. The inventor of the Cox-MAZE procedure believes that the procedure has never been widely adopted by surgeons and cardiologists because of its complexity and invasiveness.”	[Same as above]

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
13	53	“…they [surgical ablation procedures] require patients to remain in the hospital for approximately six days following such procedures.”	The Heart Surgery Forum, Vol. 7, Number 6 (December 2004) The Completely Endoscopic Treatment of Atrial Fibrillation: Report on the First 14 Patients with Early Results (Rawn Salenger)

14	53	“RF ablation is used as… a secondary treatment for other arrhythmias, including AF.”	Indian Pacing and Electrophysiology Journal (2002;2(2):45 Radiofrequency Catheter Ablation of Supraventricular Tachycardia (Hugh Calkins)

14	53-54	“RF ablation is generally considered to be a safe and effective treatment for the less prevalent simple SVTs… with efficacy rates above 90% and complication rates of less than 5%.	[Same as above]

14	54	“This procedure [RF ablation] is typically successful in treating AFL, with reported efficacy rates of approximately 80% and complication rates of less than 5%.”	[Same as above]

15	54	“…reported efficacy rates of 62% for the treatment of AF using RF ablation…”	The New England Journal of Medicine (Vol. 339, Number 10) Spontaneous Initiation of Atrial Fibrillation by Ectopic Beats Originating in the Pulmonary Veins (Michel Haissaguerre, M.D.)

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
16	54	“…reported that pulmonary vein stenosis occurred in 15.6% of 608 consecutive patients treated for AF with RF ablation at five hospital centers.”

Circulation (Dec. 23/30, 2003)

Pulmonary Vein Stenosis After Radiofrequency Ablation of Atrial Fibrillation: Functional Characterization, Evolution, and Influence of the Ablation Strategy (Eduardo B. Saad, MD)

16	54	“Serious complications of RF ablation for the treatment of AF include the following…Esophageal fistulas…Blood clots…Pulmonary vein stenosis…”	[Same as above]

17	52	“Since December 2004, the FDA has required that patients receive a document which describes the side effects of amiodarone each time a prescription is filled.”	MedWatch— Cordarone (amiodarone HCI) US Food and Drug Administration 2005 Safety Alert: Cordarone (amiodarone HCI)

18	51	“Stroke is the third leading cause of death in the United States and the leading cause of adult disability.”	U.S. Food and Drug Administration New Success Against Stroke: Prevention, Improved Therapies Help Fight This Devastating Condition (John Henkel) http://www.fda.gov

19	51	“AF afflicts approximately 2.3% of the general population over the age of 40 years, approximately 6% of the population over the age of 65 years, and approximately 10% of the population in their 80s.”	Atrial Fibrillation Foundation: Education and Research in Atrial Fibrillation Q&A: How common is atrial fibrillation? www.affacts.org

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
20	53	“RF ablation is used as the primary treatment for some simple arrhythmias…”	American College of Cardiology (American Heart Association) (March 2002) Management of Patients With Atrial Fibrillation

21	51	“…the rate of hospitalization due to AF in patients over the age of 35 years increased between two and three times from 1985 to 1999.”	Circulation (2003;108:711) Increasing Trends in Hospitalization for Atrial Fibrillation in the United States, 1985 Through 1999 (Wendy A. Wattigney)

22	51	“…between 35% to 66% of the cases studied had paroxysmal AF…”	Arch Intern Med (Vol 156) (Feb 26, 11996) Paroxysmal Atrial Fibrillation: A Common but Neglected Entity (Alan P. Aboaf, MD)

23	2,47,51	“It is estimated that each year approximately 500,000 new cases of AF occur in the United States.”	Current Opinion Cardiology (20:7-14) (2004) Recent progress in the epidemiology of atrial fibrillation (Robert T. Greenlee)

23	51	“…there are an estimated 800,000 new cases of SVT each year in the United States.”	[Same as above]

23	51	“…AF and AFL together represent approximately 89% of newly diagnosed SVTs.”	[Same as above]

23	50	“AF is the most prevalent SVT”	[Same as above]

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
23	2,47,51	“AFL is the second most common complex SVT.”	[Same as above]

23	1,50	“The most common complex SVTs are AF and AFL.”	[Same as above]

23	50	“The complications of SVTs can be fatal.”	[Same as above]

24	52	“…reporting 23.8% mortality at five years for rhythm control drugs versus 21.3% for rate control drugs.”	The New England Journal of Medicine (Vol. 347, Number 23) (Dec. 5, 2002) A Comparison of Rate Control and Rhythm Control in Patients with Atrial Fibrillation (AFFIRM Investigators)

25	51	“…AF is the most common sustained cardiac arrhythmia…”	Center for Disease Control: Cardiovascular Health Atrial Fibrillation Fact Sheet http://www.cdc.gov

26	51	“…the incidence of AF is expected to double over the next 20 years.”	Atrial Fibrillation Foundation: Education and Research in Atrial Fibrillation What is atrial fibrillation (AF)? www.affacts.org

27	56,67	“…the market is highly concentrated, with the 300 most active medical centers accounting for 80% of cardiac RF ablations.”	Verispan – SMG US Hospitals Performing Catheter Ablations of the Heart (ICD-9 Procedure Code 37.34)

28	2,47	“AF is the most prevalent arrhythmia, and AFL can lead to, and often coexists with, AF.”	Cardiac Electrophysiology From Cell To Bedside (edition 4) (Douglas P. Zipes, MD and Jose Jalife, MD) (2004)

28	50	“AFL… increases the risk of stroke as a result of increasing the likelihood of blood clot formation in the heart.”	[Same as above]

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
28	50	“Patients with SVTs can experience symptoms that range from mild to severe and which include fainting, fatigue, chest pain, shortness of breath and palpations.”	[Same as above]

28	50	“The primary risk factors for SVTs include advanced age, heart valve disease or congenital heart disease, high blood pressure, chronic pulmonary disease and diabetes.”	[Same as above]

29	50	“The primary risk factors for SVTs include advanced age…”	Circulation (Oct. 23, 2001) ACC/AHA/ESC Practice Guidelines for the Management of Patients With Atrial Fibrillation: Executive Summary (Valentin Fuster, MD, PhD, FACC)

30	2,47	“…people afflicted with this condition [AF] are at…two times greater risk of death as compared to the normal population.”	Indian Pacing and Elecrophysiology Journal (2003;3(2):88) Pacing for the Suppression of Paroxysmal Atrial Fibrillation in an 87-year-old Patient (Paul A. Levine, M.D.)

31	50	“In some cases, AFL may convert to AF, or conversely, AF can convert to AFL.”	Heart Journal (2000:84:227-232) Electrophysiology: Treatment of Atrial Flutter (Albert L. Waldo) http://www.heartjnl.com

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
32	55	“Clinical data…conducted using our cryoablation system and covering 52 patients…showed that 71%…of those patients…reported relief from clinical symptoms of AF at follow-up intervals between six and 12 months.”

Journal of the American College of Cardiology (Vol. 42, No. 4, 2003)

Pulmonary Vein Isolation Using Transvenous Catheter Cryoablation for Treatment of Atrial Fibrillation Without Risk of Pulmonary Vein Stenosis (Hung-Fat Tse)

33	51-52	“Drugs used to terminate an episode of AF or AFL… may cause life threatening ventricular arrhythmias.”	WebMD Scientific American Medicine Rate Control versus Sinus Rhythm Restoration in Atrial Fibrillation (Anthony Aizer, M.D.)

34	2,51	“Drugs used to terminate an episode of AF or AFL are often ineffective…”

The American Journal of Cardiology (Vol. 76) (July 1, 1995)

Arrhythmias and Conduction Disturbances/ Amiodarone in Atrial Fibrillation/Flutter

Long-Term Efficacy of Amiodarone for the Maintenance of Normal Sinus Rhythm in Patients With Refractory Atrial Fibrillation or Flutter (Sung H. Chun)

35	52	“Cardioversion may be effective at terminating an individual episode of AF or AFL, but the treatment is not curative and does not prevent the initiation of future episodes.”

The American Journal of Cardiology (Vol. 71) (1993)

Recurrence of Paroxysmal Atrial Fibrillation Flutter After Successful Cardioversion in Patients with Normal Left Ventricular Function (Maarten J. Suttorp, MD, Ph.D.)

36	2,52	“Rate control drugs also have serious side effects that include reduction in blood pressure, hypoglycemia in diabetic patients, depression, sexual dysfunction and constipation.”	Inderal (propranolol hydrochloride) Source: Page – NEJM (Dec 2, 2004)

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Estimate, Statistic or Other Figure	Third Party Source
37	52	“Warfarin is the most widely prescribed oral anticoagulant, or blood thinning drug.”	WARF – Wisconsin Alumni Research Foundation http://www.warf.ws/aboutus/

38	54	“Serious complications of RF ablation for the treatment of AF include the following…Pain…”	Circulation (March 11, 2003) Randomized Study Comparing Radiofrequency Ablation With Cryoablation for the Treatment of Atrial Flutter With Emphasis on Pain Perception (Carl Timmermans, MD)

39	54	“Serious complications of RF ablation for the treatment of AF include the following…Excessive Bleeding…”	PubMed Hospital Cardiologique du Hout-Leveque, Bordeaux-Pessac, France Incidence and prevention of cardiac tamponade complicating ablation for atrial fibrillation. (Hsu LF)

40	67	“…there are approximately 2,000 electrophysiologists in the United States…”	Current Opinion in Cardiology (19:1) (2004) Has the evolution in cardiac electrophysiology started a revolution? (Gerald V. Naccarelli)

41	50	“The primary risk factors for SVTs include…heart valve disease or congenital heart disease, high blood pressure, chronic pulmonary disease and diabetes.”	WebMD Scientific American Medicine Supraventricular Tachycardia Cause http://my.webmd.com

42	Cover- art Page	“In atrial flutter, cardiac cells perpetuate electrical impulses that can be as rapid as 300 impulses per minute.”	Cardiac Electrophysiology From Cell To Bedside (edition 4) (Douglas P. Zipes, MD and Jose Jalife, MD) (2004)

Securities and Exchange Commission

May 10, 2005

28. Please supplementally provide us with copies of the articles and periodicals cited throughout this section.

Please see our response to comment 30 below, which is responsive to this comment as well.

29. Supplementally advise whether the Atrial Fibrillation Foundation and the National Institute of Neurological Disorders and Stroke have consented to being named and the inclusion of their data in the prospectus.

The Company advises the Staff that the information obtained from each of the Atrial Fibrillation Foundation and the National Institute of Neurological Disorders and Stroke that is disclosed in the Registration Statement on Form S-1 is provided in the chart above, in response to comment 5.

30. Please supplementally provide us with copies of the articles cited in the table on page 59 and throughout the Business section. We may have further comments.

The chart below lists the articles and periodicals cited throughout the Business section, including those cited in the footnotes to the table on page 59. Certain articles and periodicals included in the chart above, in response to comment 5, are not repeated in the chart below. The chart reflects: (i) the page number on which such article or periodical is cited, and (ii) the identity of the article or periodical. Copies of the requested articles and periodicals are provided supplementally with this letter.

Tab#	Page(s) in S-1	Article/Periodical
43	55,61,62

Journal of the American College of Cardiology (Vol. 42, No. 4, 2003) (Aug. 20, 2003)

Pulmonary Vein Isolation Using Transvenous Catheter Cryoablation for Treatment of Atrial Fibrillation Without Risk of Pulmonary Vein Stenosis (Hung-Fat Tse)

Securities and Exchange Commission

May 10, 2005

Tab#	Page(s) in S-1	Article/Periodical
44	55,61	PACE (Vol. 28) (Jan. 2005) Transvenous Catheter Cryoablation for Treatment of Atrial Fibrillation: Results of a Feasibility Study (Robert H. Hoyt)

45	61,63	Circulation (April 6, 2004) Catheter-Based Cryoablation Permanently Cures Patients With Common Atrial Flutter (Randy Manusama)

46	61,63	Circulation (March 11, 2003) Randomized Study Comparing Radiofrequency Ablation With Cryoablation for the Treatment of Atrial Flutter With Emphasis on Pain Perception (Carl Timmermans, MD)

47	61

Journal of Cardiovascular Electrophysiology (Vol. 13, No. 11) (Nov. 2002)

Acute Results of Transvenous Cryoablation of Supraventricular Tachycardia (Atrial Fibrillation, Atrial Flutter, Wolff-Parkinson-White Syndrome, Atrioventricular Nodal Reentry Tachycardia) (Luz-Maria Rodriguez, M.D.)

48	61,66	PACE (Vol. 28) Performance of a New Cardiac Cryoablation System in the Treatment of Cavotricuspid Valve Isthmus-Dependent Atrial Flutter (James P. Daubert)

49	62	Circulation (Nov. 2, 1999) Initiation of Atrial Fibrillation by Ectopic Beats Originating From the Pulmonary Veins (Shih-Ann Chen, MD)

* * * * * * * * * *

Securities and Exchange Commission

May 10, 2005

If you have any questions or additional comments regarding the enclosed materials, please call the undersigned at (858) 550-6029 or Matt Browne at (858) 550-6045.

Sincerely,

Cooley Godward LLP

/s/ James C. Pennington

James C. Pennington

cc:	Gregory M. Ayers, M.D., Ph.D., CryoCor, Inc.

Gregory J. Tibbitts, CryoCor, Inc.

Frederick T. Muto, Esq., Cooley Godward LLP

Matthew T. Browne, Esq., Cooley Godward LLP

Jeffrey T. Hartlin, Esq., Cooley Godward LLP